Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Intangible assets	$ 1,539	$ 1,187
Fixed assets	4,111	3,591
Bad debt allowance	2,490	1,650
NOL carryforwards	52,930	59,918
Accrued liabilities	10,363	8,412
Inventory valuation	1,114	1,144
Other	2,024	1,818
Subtotal	74,571	77,720
Less: valuation allowance	(57,244)	(62,749)
Total net deferred tax assets	17,327	14,971
Intangible assets	(517)	(2,695)
Fixed assets	(8,753)	(8,070)
Withholding taxes associated with unrepatriated foreign earnings	(10,801)	(10,840)
Total deferred tax liabilities	(20,071)	(21,605)
Net deferred tax liability	$ (2,744)	$ (6,634)